Net reversal (impairment) of tangible and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss		€ 862	€ 1,067
Reversal of impairment loss recognised in profit or loss
Impairment loss (reversal of impairment loss) recognised in profit or loss	866	€ (225)	€ (475)
Intangible Assets [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss
Intangible assets other than goodwill [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Reversal of impairment loss recognised in profit or loss
Property, Plant and Equipment [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss
Reversal of impairment loss recognised in profit or loss